AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.8%
	AGRICULTURE — 0.9%
10,461	Vital Farms, Inc.*	$489,261
	AUTO MANUFACTURERS — 3.1%
33,971	Rivian Automotive, Inc. - Class A*	455,891
4,712	Tesla, Inc.*	932,410
34,612	XPeng, Inc. - ADR*,1	253,706
		1,642,007
	AUTO PARTS & EQUIPMENT — 2.5%
41,000	Contemporary Amperex Technology Co., Ltd. - Class A	1,011,010
63,164	QuantumScape Corp.*	310,767
		1,321,777
	BIOTECHNOLOGY — 9.5%
21,292	Arcturus Therapeutics Holdings, Inc.*	518,460
4,025	BioNTech S.E. - ADR*,1	323,449
95,939	Caribou Biosciences, Inc.*	157,340
38,658	CRISPR Therapeutics A.G.*,1	2,087,919
83,098	Editas Medicine, Inc.*	388,068
8,588	Moderna, Inc.*	1,019,825
26,298	Prime Medicine, Inc.*	135,172
24,519	Recursion Pharmaceuticals, Inc. - Class A*	183,892
30,734	Verve Therapeutics, Inc.*	149,982
		4,964,107
	BUILDING MATERIALS — 1.5%
10,449	Trex Co., Inc.*	774,480
	CHEMICALS — 0.3%
10,011	Daqo New Energy Corp. - ADR*,1	146,161
	COMPUTERS — 6.2%
895	Crowdstrike Holdings, Inc. - Class A*	342,955
12,642	International Business Machines Corp.	2,186,434
15,723	Rapid7, Inc.*	679,705
		3,209,094
	COSMETICS/PERSONAL CARE — 0.3%
61,300	Honest Co., Inc.*	178,996
	ELECTRIC — 2.3%
42,188	Brookfield Renewable Corp. - Class A1	1,197,295
	ELECTRONICS — 3.0%
21,343	ABB Ltd. - ADR[1]	1,189,019

AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRONICS (Continued)
3,274	Advanced Energy Industries, Inc.	$356,080
		1,545,099
	ENERGY-ALTERNATE SOURCES — 10.6%
16,803	Canadian Solar, Inc.*,1	247,844
4,009	Enphase Energy, Inc.*	399,737
7,404	First Solar, Inc.*	1,669,306
157,383	Freyr Battery, Inc.*	267,551
22,125	JinkoSolar Holding Co., Ltd. - ADR[1]	458,430
2,066	SolarEdge Technologies, Inc.*	52,187
3,735	Sunrun, Inc.*	44,297
41,805	TPI Composites, Inc.*	166,802
95,139	Vestas Wind Systems A/S*	2,204,761
		5,510,915
	FOOD — 6.1%
5,787	Danone S.A.	354,022
47,489	Natural Grocers by Vitamin Cottage, Inc.	1,006,767
21,474	Sprouts Farmers Market, Inc.*	1,796,515
		3,157,304
	HEALTHCARE-PRODUCTS — 0.4%
139,082	Pacific Biosciences of California, Inc.*	190,542
	HEALTHCARE-SERVICES — 0.1%
216,287	Ginkgo Bioworks Holdings, Inc.*	72,305
	INVESTMENT COMPANIES — 4.2%
41,044	HA Sustainable Infrastructure Capital, Inc.	1,214,902
78,763	Horizon Technology Finance Corp.	948,307
		2,163,209
	IRON/STEEL — 0.0%
320	Commercial Metals Co.	17,597
	OFFICE FURNISHINGS — 1.7%
29,469	Interface, Inc.	432,605
34,055	Steelcase, Inc. - Class A	441,353
		873,958
	REITS — 12.1%
6,968	Alexandria Real Estate Equities, Inc.	815,047
6,346	BXP, Inc.	390,660
9,218	Digital Realty Trust, Inc.	1,401,597
1,312	Equinix, Inc.	992,659

AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS (Continued)
96,544	Hudson Pacific Properties, Inc.	$464,376
14,263	Kilroy Realty Corp.	444,578
20,198	SL Green Realty Corp.	1,144,015
23,831	Vornado Realty Trust	626,517
		6,279,449
	SEMICONDUCTORS — 33.6%
2,783	Analog Devices, Inc.	635,248
13,438	Applied Materials, Inc.	3,171,234
2,800	ASML Holding N.V.[1]	2,863,644
39,695	Infineon Technologies A.G.	1,459,441
2,489	Lam Research Corp.	2,650,412
11,689	QUALCOMM, Inc.	2,328,215
24,498	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR[1]	4,257,997
5,848	Wolfspeed, Inc.*	133,100
		17,499,291
	TELECOMMUNICATIONS — 1.4%
34,439	SK Telecom Co., Ltd. - ADR[1]	720,808
	TOTAL COMMON STOCKS
	(Cost $46,684,098)	51,953,655
	TOTAL INVESTMENTS — 99.8%
	(Cost $46,684,098)	51,953,655
	Other Assets in Excess of Liabilities — 0.2%	81,202
	TOTAL NET ASSETS — 100.0%	$52,034,857

ADR – American Depository Receipt

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.